Supplement Dated May 7, 2014
To The Current Prospectus and Statement of Additional Information

ING Empire Traditions Variable Annuity

Issued by ReliaStar Life Insurance and Annuity Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference. If you have any questions, please call Customer Service at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING THE COMPANY

Information about the ReliaStar Life Insurance and Annuity Company of New York found in your prospectus and/or Statement of Additional Information is deleted and replaced with the following:

ReliaStar of NY is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The
Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia, the
Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. Until
October 1, 2003, ReliaStar of NY was a wholly owned subsidiary of Security-Connecticut Life Insurance Company
(“Security-Connecticut”). Effective October 1, 2003, Security-Connecticut merged with and into its parent, ReliaStar Life
Insurance Company (“ReliaStar”). ReliaStar is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM ”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the
New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.
Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ReliaStar of NY.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya Investment
Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable
Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-
based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

In connection with the rebranding of ING U.S. as Voya FinancialTM , effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the closed investment portfolios may leave their contract value in these investments.

X.85618-14GW	Page 1 of 9	May 2014

Closed Investment Portfolios
Columbia Small Cap Value Fund (Class B)	Voya Index Plus SmallCap Portfolio (Class S)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Voya International Index Portfolio (Class S)
Invesco V.I. American Franchise Fund (Class I)	Voya Large Cap Growth Portfolio (Class S)
ProFund VP Bull	Voya SmallCap Opportunities Portfolio (Class S)
ProFund VP Europe 30	VY Clarion Global Real Estate Portfolio (Class S)
ProFund VP Rising Rates Opportunity	VY Clarion Real Estate Portfolio (Class S)
Voya Balanced Portfolio (Class S)	VY Columbia Small Cap Value II Portfolio (Class S)
Voya Global Resources Portfolio (Class S)	VY Invesco Equity and Income Portfolio (Class S)
Voya Growth and Income Portfolio (Class S) and (Class I)	VY JPMorgan Mid Cap Value Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY Oppenheimer Global Portfolio (Class I)
Voya Index Plus MidCap Portfolio (Class S)

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. There is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The following table reflects the investment portfolios that are, effective May 1, 2014, open and available to new premiums and transfers under your Contract, along with each portfolio’s investment adviser/subadviser and investment objective.
Please refer to the funds prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800) SEC-0330.
You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street,
N.E., Room 1580, Washington, D.C. 20549-0102. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.

Investment Adviser: BlackRock Advisors, LLC
Subadviser: BlackRock Investment Management, LLC;
BlackRock International Limited

Voya EURO STOXX 50® Index Portfolio (Class ADV)	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the
Investment Adviser: Voya Investments, LLC	EURO STOXX 50® Index.
Subadviser: Voya Investment Management Co. LLC

Voya FTSE 100 Index® Portfolio (Class ADV)	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes
Investment Adviser: Voya Investments, LLC	capital appreciation and income) of the FTSE 100 Index®.
Subadviser: Voya Investment Management Co. LLC

X.85618-14GW	Page 2 of 9	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Global Perspectives Portfolio (Class ADV)	Seeks total return.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Global Resources Portfolio (Class ADV)	A non-diversified Portfolio that seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Global Value Advantage Portfolio (Class S)	Seeks long-term growth of capital and current income.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Growth and Income Portfolio (Class ADV)	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common
Investment Adviser: Voya Investments, LLC	stocks. It is anticipated that capital appreciation and investment
Subadviser: Voya Investment Management Co. LLC	income will both be major factors in achieving total return.

Voya Hang Seng Index Portfolio (Class S)	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes
Investment Adviser: Voya Investments, LLC	capital appreciation and income) of the Hang Seng Index.
Subadviser: Voya Investment Management Co. LLC

Voya High Yield Portfolio (Class S)	Seeks to provide investors with a high level of current income and total return
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable risk. The
Portfolio seeks its objective through investments in a diversified
Investment Adviser: Voya Investments, LLC	portfolio consisting primarily of debt securities. It is anticipated that
Subadviser: Voya Investment Management Co. LLC	capital appreciation and investment income will both be major factors in achieving total return.
Voya International Index Portfolio (Class ADV)	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a
Investment Adviser: Voya Investments, LLC	widely accepted International Index.
Subadviser: Voya Investment Management Co. LLC

Voya Japan TOPIX Index® Portfolio (Class ADV)	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the
Investment Adviser: Voya Investments, LLC	Tokyo Stock Price Index®.
Subadviser: Voya Investment Management Co. LLC

Voya Large Cap Growth Portfolio (Class ADV)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Large Cap Value Portfolio (Class S)	Seeks long-term growth of capital and current income.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

X.85618-14GW	Page 3 of 9	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Multi-Manager Large Cap Core Portfolio (Class S)	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers,
LLC and The London Company of Virginia d/b/a The
London Company

Voya Retirement Conservative Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the
Investment Adviser: Directed Services LLC	other Voya Retirement Portfolios.
Subadviser: Voya Investment Management Co. LLC

Voya Retirement Growth Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be
Investment Adviser: Directed Services LLC	greater than that of Voya Retirement Moderate Growth Portfolio.
Subadviser: Voya Investment Management Co. LLC

Voya Retirement Moderate Growth Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be
Investment Adviser: Directed Services LLC	greater than that of Voya Retirement Moderate Portfolio but less than
Subadviser: Voya Investment Management Co. LLC	that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be
Investment Adviser: Directed Services LLC	greater than that of Voya Retirement Conservative Portfolio but less
Subadviser: Voya Investment Management Co. LLC	than that of Voya Retirement Moderate Growth Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that correspond to
(Class S)	the total return (which includes capital appreciation and income) of the
Russell Top 200® Growth Index.
Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya RussellTM Large Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the
Investment Adviser: Voya Investments, LLC	Russell Top 200® Index.
Subadviser: Voya Investment Management Co. LLC

Voya Russell™ Large Cap Value Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the
Investment Adviser: Voya Investments, LLC	Russell Top 200® Value Index.
Subadviser: Voya Investment Management Co.LLC

X.85618-14GW	Page 4 of 9	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Russell™ Mid Cap Growth Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the
Investment Adviser: Voya Investments, LLC	Russell Midcap® Growth Index.
Subadviser: Voya Investment Management Co. LLC

Voya RussellTM Mid Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the
Investment Adviser: Voya Investments, LLC	Russell Midcap® Index.
Subadviser: Voya Investment Management Co. LLC

Voya RussellTM Small Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the
Investment Adviser: Voya Investments, LLC	Russell 2000® Index.
Subadviser: Voya Investment Management Co. LLC

Voya Small Company Portfolio (Class S)	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market
Investment Adviser: Voya Investments, LLC	capitalizations.
Subadviser: Voya Investment Management Co. LLC

Voya U.S. Bond Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the
Investment Adviser: Voya Investments, LLC	Barclays U.S. Aggregate Bond Index.
Subadviser: Voya Investment Management Co. LLC

VY Baron Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.

VY BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.
(Class S)

Investment Adviser: Directed Services LLC
Subadviser: BlackRock Advisors, LLC

VY BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real return,
(Class S)	consistent with preservation of real capital and prudent investment management.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Financial Management Inc.

VY BlackRock Large Cap Growth Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC

VY Columbia Contrarian Core Portfolio (Class S)	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers,
LLC

X.85618-14GW	Page 5 of 9	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY DFA World Equity Portfolio (Class S)	Seeks long-term capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Dimensional Fund Advisors LP
VY FMRSM Diversified Mid Cap Portfolio* (Class S)	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Fidelity Management & Research Company
* FMRSM is a service mark of Fidelity Management &
Research Company
VY Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Franklin Advisers, Inc.
VY Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income.
Investment Adviser: Directed Services LLC
Subadviser: Franklin Mutual Advisers, LLC
VY Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.
(Class S)
Investment Adviser: Directed Services LLC
VY Invesco Comstock Portfolio (Class S)	Seeks capital growth and income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
VY Invesco Equity and Income Portfolio (Class S2)	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
VY Invesco Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
VY JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class S)
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
VY JPMorgan Small Cap Core Equity Portfolio (Class S)	Seeks capital growth over the long-term.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

X.85618-14GW	Page 6 of 9	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC

VY MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment
Investment Adviser: Directed Services LLC	of capital and secondarily, seeks reasonable opportunity for growth of
Subadviser: Massachusetts Financial Services Company	capital and income.

VY MFS Utilities Portfolio (Class S)	Seeks total return.

Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services Company

VY Morgan Stanley Global Franchise Portfolio (Class S)	A non-diversified Portfolio that seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: Morgan Stanley Investment Management Inc.

VY Oppenheimer Global Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.

VY T. Rowe Price Capital Appreciation Portfolio (Class S)	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.

VY T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its investment objective to: Seeks a high level of dividend income as well as long-
term growth of capital through investments in stocks.

VY T. Rowe Price Growth Equity Portfolio (Class S)	Seeks long-term capital growth, and secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its investment objective to: Seeks long-term growth through investments in stocks.

VY T. Rowe Price International Stock Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.

VY Templeton Foreign Equity Portfolio (Class S)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC

X.85618-14GW	Page 7 of 9	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY Templeton Global Growth Portfolio (Class S)	Seeks capital appreciation. Current income is only an incidental consideration.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Global Advisors Limited

IMPORTANT INFORMATION REGARDING UPCOMING FUND REORGANIZATIONS

The Board of Trustees of Voya Investors Trust approved proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios”:

Merging Portfolios	Surviving Portfolios
VY BlackRock Health Sciences Opportunities Portfolio (Class S)
VY BlackRock Large Cap Growth Portfolio (Class S)	Voya Large Cap Growth Portfolio[1] (Class S)
VY Marsico Growth Portfolio (Class S)
VY MFS Utilities Portfolio (Class S)	Voya Large Cap Value Portfolio (Class S)
VY MFS Total Return Portfolio[2] (Class S)	VY Invesco Equity and Income Portfolio[1,2] (Class S)
[1] These portfolios are closed to new investments and transfers.
[2] These portfolios are designated as Accepted Funds.

Subject to shareholder approval, the reorganizations are expected to take place on or about July 18, 2014 (the
“Reorganization Date”), resulting in a shareholder of each Merging Portfolio becoming a shareholder of the corresponding
Surviving Portfolio. Each shareholder will thereafter hold shares of the corresponding Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

Please note both the VY MFS Total Return Portfolio and the VY Invesco Equity and Income Portfolio are
designated as Accepted Funds for purposes of any living benefit rider’s asset allocation requirements.

Prior to the Reorganization Date, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in each Merging Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to each Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio, if the Surviving
Portfolio is then available to new investments. If the Surviving Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any. You may provide alternative instructions by calling Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolios are deleted. For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer
Service.

NOTICE OF AND IMPORTANT INFORMATION REGARDING PROPOSED FUND SUBSTITUTIONS

The following information only affects you if you currently invest in the subaccount that corresponds to the
Fidelity® VIP Equity-Income Portfolio and/or to the Invesco V.I. American Franchise Fund.

ReliaStar Life Insurance Company of New York (the "Company") and its Separate Account NY-B (the "Separate
Account") have filed an application with the Securities and Exchange Commission to permit the following "Replaced
Funds" to be replaced with the following "Substitute Funds":

X.85618-14GW	Page 8 of 9	May 2014

Replaced Fund	Substitute Fund
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Voya RussellTM Large Cap Value Index Portfolio
(Class S)
Voya RussellTM Large Cap Growth Index Portfolio
Invesco V.I. American Franchise Fund (Class I)	(Class S)

The Replaced Funds are currently closed to new investments and transfers. The Substitute Funds are available for new investments or transfers.

The principal purposes of the proposed substitutions are as follows:

  Implement Business Plan. The substitutions are another step in the Company’s overall business plan to help make the Contracts more attractive to customers and more efficient to administer and oversee. This plan involves providing funds available through the Contracts that meet certain performance, risk and pricing guidelines.
  Influence. The substitutions will replace unaffiliated funds with funds that are advised and sub-advised by affiliates of the Company. The Substitute Funds will only be available through variable insurance products offered by the Company or their affiliated insurance companies. Consequently, the Board of the Substitute Funds has greater sensitivity to the needs of Contract Owners. The Company believes that the substitutions will enable them to exercise more influence over the management and administration of the funds offered through their Contracts, thereby reducing costs and customer confusion.
  Reduction of Costs. Substitute Funds, which are managed by affiliated investment advisers, will allow the Company to reduce costs by consolidating administration of the Substitute Funds with its other funds.
  Due Diligence. The substitutions will allow the Company to respond to expense, performance and management matters that they have identified in their due diligence review of the funds available through the Contracts.

The following lists important information regarding the upcoming fund substitutions:

  Prior to the fund substitutions you will receive another prospectus supplement which will indicate the substitution effective date, provide you with further details about the Substitute Funds and reiterate your rights related to the substitutions. You will also receive summary prospectuses for the Substitute Funds.
  Prior to the substitution effective date and for thirty days thereafter you may transfer amounts allocated to the subaccounts that invest in the Replaced Funds to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).
  On the substitution effective date your investment in a subaccount that invests in a Replaced Fund will automatically become an investment in the subaccount that invests in the corresponding Substitute Fund with an equal total net asset value. Your Contract value immediately before the substitutions will equal your Contract value immediately after the substitutions.
  Unless you provide us with alternative allocation instructions, after the substitution effective date all allocations directed to a subaccount that invested in a Replaced Fund will be automatically allocated to the subaccount that invests in the corresponding Substitute Fund. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, IA 50306-9271 or call (800) 366-0066.
  The overall expenses of each Substitute Fund are less than the overall expenses of the corresponding Replaced Fund. The fees and expenses of the Substitute Funds will be provided to you prior to the substitution effective date.
  The investment objective and investment policies of each Substitute Fund are similar to the investment objective and policies of the corresponding Replaced Fund. The investment objective of the Substitute Funds along with information about each Substitute Fund's investment adviser/subadviser will be provided to you prior to the substitution effective date.
  After the substitution effective date, the Replaced Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future Contract prospectus or supplements to the Contract prospectus.
  You will not incur any fees or charges or any tax liability because of the substitutions.

X.85618-14GW	Page 9 of 9	May 2014